OTHER TAXES PAYABLE (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
OTHER TAXES PAYABLE [Abstract]
VAT payable		10,618	5,392
Business taxes payable		15,691	15,801
Individual income taxes payable		944	736
Real estate taxes payable		41	41
Other taxes payable	$ 4,381	27,294	21,970